CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 157	$ 321
Trade receivables and other	604	529
Inventory	198	168
Derivative financial instruments	54	4
Current assets	1,013	1,022
Non-current assets
Property, plant and equipment	14,730	13,546
Investments in equity accounted investees	6,368	6,229
Intangible assets and goodwill	4,409	4,714
Advances to related parties	135	42
Other assets	9	13
Non-current assets	25,651	24,544
Total Assets	26,664	25,566
Current liabilities
Trade payables and accrued liabilities	803	677
Loans and borrowings	480	163
Dividends payable	97	91
Convertible debentures	0	93
Contract liabilities	37	44
Derivative financial instruments	6	79
Taxes payable	67	3
Current liabilities	1,490	1,150
Non-current liabilities
Loans and borrowings	7,057	7,300
Decommissioning provision	569	546
Contract liabilities	131	113
Employee benefits, share-based payments and other	74	66
Taxes payable	15	22
Deferred tax liabilities	2,774	2,376
Other liabilities	150	152
Non-current liabilities	10,770	10,575
Total Liabilities	12,260	11,725
Equity
Attributable to shareholders	14,344	13,781
Attributable to non-controlling interest	60	60
Total Equity	14,404	13,841
Total Liabilities and Equity	26,664	25,566
Commitments, Contingencies and Guarantees